Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2019	£ 50,615		£ 2,348	£ 8,323	£ 3,235	£ 36,709
Profit after tax	2,451			677		1,774
Currency translation movements	(647)	[3]			(647)
Fair value through other comprehensive income reserve	383				383
Cash flow hedges	793				793
Retirement benefit remeasurement	(108)					(108)
Own credit reserve	(581)				(581)
Other	3					3
Total comprehensive income for the year	2,294			677	(52)	1,669
Issue and redemption of other equity instruments	245			298		(53)
Other equity instruments coupons paid	(677)			(677)
Employee share schemes	349					349
Vesting of Barclays PLC shares under share-based payment schemes	(300)					(300)
Dividends on ordinary shares	(263)					(263)
Dividends on preference shares and other shareholders equity	(42)					(42)
Capital contribution from Barclays Plc	1,500					1,500
Other reserve movements	(11)					(11)
Ending balance, equity at Dec. 31, 2020	53,710		2,348	8,621	3,183	39,558
Profit after tax	4,758			631		4,127
Currency translation movements	(155)	[3]			(155)
Fair value through other comprehensive income reserve	(362)				(362)
Cash flow hedges	(1,799)				(1,799)
Retirement benefit remeasurement	644					644
Own credit reserve	(13)				(13)
Other	0
Total comprehensive income for the year	3,073			631	(2,329)	4,771
Issue and redemption of other equity instruments	1,075			1,072		3
Other equity instruments coupons paid	(631)			(631)
Employee share schemes	436					436
Vesting of Barclays PLC shares under share-based payment schemes	(356)					(356)
Dividends on ordinary shares	(794)					(794)
Dividends on preference shares and other shareholders equity	(27)					(27)
Capital contribution from Barclays Plc	0
Other reserve movements	1				7	(6)
Ending balance, equity at Dec. 31, 2021	£ 56,487		£ 2,348	£ 9,693	£ 861	£ 43,585

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.